Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,251,602	1,251,602
Stock options grant date fair value	$ 16.92		$ 19.94	$ 17.40
Options outstanding	141,300,000				141,300,000
Options vested	55,500,000				55,500,000
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	6 years 3 months 7 days	6 years 3 months 7 days
Weighted average share price at the date of exercise	$ 5.63	R$ 21.03
Number of shares exchanged | shares	0.1	0.1	0.1
Discount on exchange	16.70%	16.70%
Fair value of the transaction	$ 1,000,000		$ 2,000,000
Share based program service period	5 years	5 years
Description of the fair value measured	The fair values of the Ambev and AB InBev shares were determined based on the market price.	The fair values of the Ambev and AB InBev shares were determined based on the market price.
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 0.00				R$ 0.01
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 7.08				R$ 27.43
Phantom Shares [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares lock up period A	5 years	5 years
Phantom shares lock up period B	10 years	10 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	2,300,000	2,300,000	700,000	1,400,000
Share-based compensation grant date fair value	$ 158,000,000		$ 31,000,000
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	13,100,000	13,100,000
Share-based compensation grant date fair value	$ 66,000,000
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	19,500,000	19,500,000	20,400,000
Stock options grant date fair value	$ 30,000,000		$ 42,000,000
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	400,000	400,000
Share-based compensation grant date fair value	$ 2,000,000